Loans (Servicing Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, beginning of year	$ 1,389	$ 753
Servicing assets capitalized	1,472	927
Amortization of expense	(775)	(291)
Provision for loss in fair value	0	0
Balance, end of year	$ 2,086	$ 1,389